Dividends and other reserves - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Feb. 24, 2026	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2025
Disclosure of reserves within equity [line items]
Other reserves		$ (464)	$ 318	$ 454
Capital redemption reserve		4,082	4,082
Hedging reserve surplus/(deficit)		121	185
Exchange reserve deficit		(4,667)	(3,949)
Interest rate risk | Hedges of net investment in foreign operations
Disclosure of reserves within equity [line items]
Hedging reserve surplus/(deficit)		$ 9	$ 2
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Interim dividend per share (in USD per share)	$ 0.20	$ 0.4050